Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 1,180	$ 1,099
Accumulated Amortization	742	662
Development in Progress	167	130
Total	605	567
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	1,175	1,094
Accumulated Amortization	737	657
Development in Progress	167	130
Total	605	567
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	5	5
Accumulated Amortization	5	5
Development in Progress	0	0
Total	$ 0	$ 0